UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number 811-21979

Nuveen Investment Trust V

(Exact name of registrant as specified in charter)

Nuveen Investments

333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Kevin J. McCarthy—Vice President and Secretary

333 West Wacker Drive, Chicago, Illinois 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code: 312-917-7700

Date of fiscal year end: September 30

Date of reporting period: June 30, 2015

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Nuveen NWQ Flexible Income Fund

Portfolio of Investments	June 30, 2015 (Unaudited)

Shares	Description (1)	Value

	LONG-TERM INVESTMENTS – 98.6%

	COMMON STOCKS – 24.5%

	Air Freight & Logistics – 1.5%

19,400	United Parcel Service, Inc., Class B	$1,880,054

	Automobiles – 1.3%

108,600	Ford Motor Company, (2)	1,630,086

	Biotechnology – 2.6%

27,200	Gilead Sciences, Inc., (2)	3,184,575

	Capital Markets – 2.6%

75,884	Ares Capital Corporation	1,249,051

108,200	Hercules Technology Growth Capital, Inc.	1,249,710

44,901	TPG Specialty Lending, Inc.	763,317
	Total Capital Markets	3,262,078

	Diversified Consumer Services – 1.0%

41,225	Stonemor Partners LP	1,242,934

	Insurance – 1.0%

35,100	Unum Group	1,254,825

	Machinery – 1.0%

14,700	Caterpillar Inc., (2)	1,246,854

	Oil, Gas & Consumable Fuels – 2.0%

31,200	Phillips 66, (2)	2,513,472

	Pharmaceuticals – 3.0%

19,700	AstraZeneca PLC, Sponsored ADR	1,255,087

60,200	GlaxoSmithKline PLC, Sponsored ADR	2,507,330
	Total Pharmaceuticals	3,762,417

	Real Estate Investment Trust – 3.5%

103,200	National Storage Affiliates Trust	1,279,680

81,262	New Residential Investment	1,238,433

79,100	Northstar Realty Finance Corporation	1,257,690

36,300	Paramount Group Inc.	622,908
	Total Real Estate Investment Trust	4,398,711

	Software – 1.0%

28,400	Microsoft Corporation, (2)	1,253,860

	Technology Hardware, Storage & Peripherals – 3.0%

59,400	NetApp, Inc.	1,874,664

39,100	Seagate Technology, (2)	1,857,250
	Total Technology Hardware, Storage & Peripherals	3,731,914

Nuveen Investments	1

Nuveen NWQ Flexible Income Fund (continued)

Portfolio of Investments	June 30, 2015 (Unaudited)

Shares	Description (1)			Value

	Tobacco – 1.0%

55,325	Vector Group Ltd.			$1,297,925
	Total Common Stocks (cost $30,733,162)			30,659,705

Shares	Description (1)	Coupon	Ratings (3)	Value

	PREFERRED STOCKS – 0.4%

	Real Estate Investment Trust – 0.4%

18,600	Penn Real Estate Investment Trust	7.375%	N/A	$492,900
	Total Preferred Stocks (cost $469,882)			492,900

Shares	Description (1)	Coupon	Ratings (3)	Value

	CONVERTIBLE PREFERRED SECURITIES – 2.0%

	Diversified Telecommunication Services – 2.0%

25,400	Frontier Communications Corporation	11.125%	N/R	$2,537,460
	Total Convertible Preferred Securities (cost $2,566,219)			2,537,460

Shares	Description (1)	Coupon	Ratings (3)	Value

	$25 PAR (OR SIMILAR) RETAIL PREFERRED – 33.1%

	Asset Backed Securities – 0.8%

11,700	Oxford Lane Capital Corporation	8.125%	N/R	$294,372

27,408	Oxford Lane Capital Corporation	7.500%	N/R	658,888
	Total Asset Backed Securities			953,260

	Banks – 2.9%

27,963	Boston Private Financial Holdings Inc.	6.950%	N/R	717,810

18,200	Citigroup Inc.	6.875%	BB+	485,212

24,760	Cowen Group, Inc.	8.250%	N/R	666,044

19,278	FNB Corporation	7.250%	Ba2	540,941

28,590	RBS Capital Trust	6.080%	BB–	698,454

18,962	Regions Financial Corporation	6.375%	BB	487,513
	Total Banks			3,595,974

	Capital Markets – 6.2%

21,311	Apollo Investment Corporation	6.875%	BBB	540,021

9,731	Apollo Investment Corporation	6.625%	BBB	244,345

32,095	Capitala Finance Corporation	7.125%	N/R	825,162

20,293	Fifth Street Finance Corporation	6.125%	BBB–	501,034

4,445	Fifth Street Finance Corporation	5.875%	BBB–	111,036

38,325	Hercules Technology Growth Capital Incorporated	6.250%	N/R	967,706

13,900	JMP Group Inc.	7.250%	N/R	354,033

49,006	Ladenburg Thalmann Financial Services Inc.	8.000%	N/R	1,212,898

18,432	Morgan Stanley	7.125%	Ba1	515,174

28,409	MVC Capital Incorporated	7.250%	N/R	707,668

2	Nuveen Investments

Shares	Description (1)	Coupon	Ratings (3)	Value

	Capital Markets (continued)

30,209	Solar Capital Limited	6.750%	BBB–	$734,381

22,735	THL Credit Inc.	6.750%	N/R	575,878

20,967	Triangle Capital Corporation	6.375%	N/R	534,868
	Total Capital Markets			7,824,204

	Consumer Finance – 0.9%

17,950	Capital One Financial Corporation	6.700%	Baa3	466,700

13,760	SLM Corporation, Series A	6.970%	B1	684,560
	Total Consumer Finance			1,151,260

	Diversified Financial Services – 1.3%

17,975	KKR Financial Holdings LLC	7.375%	BBB	469,507

26,590	Main Street Capital Corporation	6.125%	N/R	667,409

18,950	PennantPark Investment Corporation	6.250%	BBB–	478,298
	Total Diversified Financial Services			1,615,214

	Electric Utilities – 0.5%

24,025	Entergy Arkansas Inc., (5)	6.450%	BB+	601,377

	Food Products – 2.0%

33,575	CHS Inc.	7.100%	N/R	879,329

63,475	CHS Inc.	6.750%	N/R	1,613,535
	Total Food Products			2,492,864

	Insurance – 2.9%

28,287	Argo Group US Inc.	6.500%	BBB–	713,398

17,075	Hanover Insurance Group	6.350%	BB+	424,826

42,493	Kemper Corporation	7.375%	Ba1	1,126,064

14,900	Maiden Holdings NA Limited	8.000%	BBB–	397,234

19,075	Maiden Holdings NA Limited	7.750%	BBB–	512,927

20,675	National General Holding Company	7.500%	N/R	515,221
	Total Insurance			3,689,670

	Oil, Gas & Consumable Fuels – 1.3%

18,112	Nustar Logistics Limited Partnership	7.625%	Ba2	479,968

24,810	Scorpio Tankers Inc.	7.500%	N/R	620,250

21,285	Scorpio Tankers Inc.	6.750%	N/R	516,161
	Total Oil, Gas & Consumable Fuels			1,616,379

	Real Estate Investment Trust – 11.2%

18,120	AG Mortgage Investment Trust	8.250%	N/R	453,000

10,976	AG Mortgage Investment Trust	8.000%	N/R	266,717

41,358	American Realty Capital Properties Inc.	6.700%	N/R	993,006

15,767	Apollo Commercial Real Estate Finance	8.625%	N/R	413,884

19,556	Apollo Residential Mortgage Inc.	8.000%	N/R	472,473

Nuveen Investments	3

Nuveen NWQ Flexible Income Fund (continued)

Portfolio of Investments	June 30, 2015 (Unaudited)

Shares	Description (1)	Coupon		Ratings (3)	Value

	Real Estate Investment Trust (continued)

24,434	Arbor Realty Trust Incorporated	7.375%		N/R	$604,742

9,348	Ashford Hospitality Trust Inc.	9.000%		N/R	246,133

19,001	Cedar Shopping Centers Inc., Series A	7.250%		N/R	484,526

10,393	Chesapeake Lodging Trust	7.750%		N/R	278,013

25,405	Colony Financial Inc.	8.500%		N/R	656,973

11,814	Colony Financial Inc.	7.500%		N/R	295,350

10,921	Coresite Realty Corporation	7.250%		N/R	284,492

17,943	Digital Realty Trust Inc.	7.375%		Baa3	483,205

19,474	Dupont Fabros Technology	7.875%		Ba2	493,276

17,800	Inland Real Estate Corporation	6.950%		N/R	462,800

44,908	Invesco Mortgage Capital Inc.	7.750%		N/R	1,059,828

21,301	MFA Financial Inc.	8.000%		N/R	557,021

17,188	MFA Financial Inc.	7.500%		N/R	415,434

10,653	Northstar Realty Finance Corporation	8.875%		N/R	270,054

22,848	Northstar Realty Finance Corporation	8.750%		N/R	575,998

9,032	Penn Real Estate Investment Trust	8.250%		N/R	240,071

24,613	Rait Financial Trust	7.625%		N/R	567,576

27,625	Rait Financial Trust	7.125%		N/R	685,100

55,470	Resource Capital Corporation	8.625%		N/R	1,239,754

18,476	Retail Properties of America	7.000%		BB	488,321

11,797	STAG Industrial Inc.	6.625%		BB+	301,295

13,953	Summit Hotel Properties Inc.	7.875%		N/R	373,243

13,202	Urstadt Biddle Properties	7.125%		N/R	346,685
	Total Real Estate Investment Trust				14,008,970

	Real Estate Management & Development – 0.5%

23,843	Kennedy-Wilson Inc.	7.750%		BB–	621,110

	Specialty Retail – 1.5%

69,430	TravelCenters of America LLC	8.000%		N/R	1,819,066

	Wireless Telecommunication Services – 1.1%

54,535	United States Cellular Corporation	7.250%		Ba1	1,371,010
	Total $25 Par (or similar) Retail Preferred (cost $40,604,422)				41,360,358

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value

	CORPORATE BONDS – 33.4%

	Aerospace & Defense – 1.9%

$2,680	Bombardier Inc., 144A	7.500%	3/15/25	B+	$2,432,100

	Banks – 1.2%

950	Citigroup Inc.	5.950%	12/31/49	BB+	916,940

4	Nuveen Investments

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value

	Banks (continued)

$550	JPMorgan Chase & Company	6.750%	12/31/49	BBB–	$587,637
1,500	Total Banks				1,504,577

	Beverages – 1.0%

1,225	Cott Beverages USA Inc., 144A	6.750%	1/01/20	B–	1,270,938

25	Cott Beverages USA Inc.	5.375%	7/01/22	B–	24,250
1,250	Total Beverages				1,295,188

	Capital Markets – 0.4%

450	BGC Partners Inc.	5.375%	12/09/19	BBB–	468,971

	Chemicals – 1.8%

1,000	Trinseo Materials Operating, 144A	6.750%	5/01/22	B–	1,020,000

1,250	Univar Inc., 144A, (WI/DD)	6.750%	7/15/23	B	1,262,500
2,250	Total Chemicals				2,282,500

	Commercial Services & Supplies – 1.6%

1,395	GFL Environmental Corporation, 144A	7.875%	4/01/20	B	1,429,875

600	R.R. Donnelley & Sons Company	6.500%	11/15/23	BB–	619,500
1,995	Total Commercial Services & Supplies				2,049,375

	Consumer Finance – 0.6%

850	SLM Corporation	5.625%	8/01/33	BB	688,500

	Diversified Consumer Services – 1.0%

1,250	Gibson Brands Inc., 144A	8.875%	8/01/18	B–	1,262,500

	Diversified Telecommunication Services – 4.7%

1,575	CenturyLink Inc.	7.650%	3/15/42	BB+	1,425,375

1,430	Frontier Communications Corporation	7.625%	4/15/24	BB	1,261,975

885	Frontier Communications Corporation	6.875%	1/15/25	BB	740,081

1,375	GCI Inc.	6.875%	4/15/25	BB–	1,388,750

1,025	US West Communications Company	6.875%	9/15/33	BBB–	1,013,510
6,290	Total Diversified Telecommunication Services				5,829,691

	Electric Utilities – 0.6%

685	Talent Energy Supply LLC, 144A	6.500%	6/01/25	BB–	685,000

	Food & Staples Retailing – 0.4%

470	Rite Aid Corporation, 144A	6.125%	4/01/23	B	484,100

	Health Care Providers & Services – 1.1%

1,395	Kindred Healthcare Inc.	6.375%	4/15/22	B2	1,393,256

	Independent Power & Renewable Electricity Producers – 2.1%

1,075	Abengoa Yield PLC, 144A	7.000%	11/15/19	BB+	1,107,250

1,475	NRG Energy Inc.	6.250%	5/01/24	BB–	1,463,938
2,550	Total Independent Power & Renewable Electricity Producers				2,571,188

Nuveen Investments	5

Nuveen NWQ Flexible Income Fund (continued)

Portfolio of Investments	June 30, 2015 (Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value

	Machinery – 1.7%

$1,300	Automation Tooling Systems, Inc., 144A	6.500%	6/15/23	B+	$1,327,625

820	Terex Corporation	6.000%	5/15/21	BB	824,100
2,120	Total Machinery				2,151,725

	Marine – 0.2%

325	Teekay Offshore Partners LP/Teekay Offshore Finance Corporation	6.000%	7/30/19	N/R	293,719

	Media – 3.3%

1,625	Altice S.A, 144A	7.625%	2/15/25	B	1,527,500

725	Cable One Inc., 144A	5.750%	6/15/22	BB	734,063

1,890	Dish DBS Corporation	5.875%	11/15/24	BB–	1,815,581
4,240	Total Media				4,077,144

	Metals & Mining – 1.1%

125	ArcelorMittal	6.125%	6/01/25	Ba1	124,609

1,275	ArcelorMittal	7.000%	3/01/41	Ba1	1,249,499
1,400	Total Metals & Mining				1,374,108

	Oil, Gas & Consumable Fuels – 0.9%

1,275	Seadrill Limited, 144A	6.125%	9/15/17	N/R	1,118,813

	Pharmaceuticals – 1.4%

1,175	Concordia Healthcare Corporation, 144A	7.000%	4/15/23	B3	1,175,000

600	VRX Escrow Corp., 144A	6.125%	4/15/25	B1	617,250
1,775	Total Pharmaceuticals				1,792,250

	Real Estate Investment Trust – 2.4%

1,450	Communications Sales & Leasing Inc., 144A	8.250%	10/15/23	BB	1,424,625

946	Iron Mountain Inc.	5.750%	8/15/24	B2	946,591

675	Select Income REIT	4.500%	2/01/25	Baa2	652,223
3,071	Total Real Estate Investment Trust				3,023,439

	Real Estate Management & Development – 2.2%

1,200	Forestar USA Real Estate Group Inc., 144A	8.500%	6/01/22	B+	1,245,000

1,090	Greystar Real Estate Partners, LLC, 144A	8.250%	12/01/22	B+	1,149,950

350	Kennedy-Wilson Holdings Incorporated	5.875%	4/01/24	BB–	348,250
2,640	Total Real Estate Management & Development				2,743,200

	Semiconductors & Semiconductor Equipment – 1.0%

1,400	Micron Technology, Inc., 144A	5.625%	1/15/26	BB	1,293,250

	Technology Hardware, Storage & Peripherals – 0.8%

975	Seagate HDD Cayman, 144A	4.875%	6/01/27	BBB–	947,764
$42,836	Total Corporate Bonds (cost $42,634,051)				41,762,358

6	Nuveen Investments

Principal Amount (000)/ Shares	Description (1)	Coupon	Maturity	Ratings (3)	Value

	$1,000 PAR (OR SIMILAR) INSTITUTIONAL PREFERRED – 5.2%

	Banks – 3.4%

$1,025	Bank of America Corporation	6.500%	N/A (4)	BB+	$1,060,874

925	Citigroup Inc.	5.800%	N/A (4)	BB+	927,313

350	JPMorgan Chase & Company	7.900%	N/A (4)	BBB–	370,213

150	JPMorgan Chase & Company	6.100%	N/A (4)	BBB–	150,525

450	SunTrust Bank Inc.	5.625%	N/A (4)	Baa3	452,813

925	Wells Fargo & Company	5.875%	N/A (4)	BBB	947,015

300	Zions Bancorporation	7.200%	N/A (4)	BB–	318,750
	Total Banks				4,227,503

	Consumer Finance – 1.0%

538	Ally Financial Inc., 144A	7.000%	N/A (4)	B	543,632

750	Capital One Financial Corporation	5.550%	N/A (4)	Baa3	743,438
	Total Consumer Finance				1,287,070

	Insurance – 0.8%

900	Liberty Mutual Group, 144A	7.800%	3/15/37	Baa3	1,066,499
	Total $1,000 Par (or similar) Institutional Preferred (cost $6,483,687)				6,581,072
	Total Long-Term Investments (cost $123,491,423)				123,393,853

Principal Amount (000)	Description (1)	Coupon	Maturity		Value

	SHORT-TERM INVESTMENTS – 3.5%

	REPURCHASE AGREEMENTS – 3.5%

$4,387	Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/30/15, repurchase price $4,386,968, collateralized by $4,600,000 U.S. Treasury Notes, 1.500%, due 1/31/22, value $4,479,250	0.000%	7/01/15		$4,386,968
	Total Short–Term Investments (cost $4,386,968)				4,386,968
	Total Investments (cost $127,878,391) – 102.1%				127,780,821
	Other Assets Less Liabilities – (2.1)% (6)				(2,676,427)
	Net Assets – 100%				$125,104,394

Investments in Derivatives as of June 30, 2015

Call Options Written outstanding:

Number of Contracts	Description	Notional Amount (7)	Expiration Date	Strike Price	Value

(147)	Caterpillar Inc.	$(1,359,750)	8/21/15	$92.5	$(5,292)

(1,086)	Ford Motor Company	(1,737,600)	9/18/15	16.0	(20,091)

(54)	Gilead Sciences, Inc.	(648,000)	8/21/15	120.0	(20,655)

(284)	Microsoft Corporation	(1,363,200)	8/21/15	48.0	(9,372)

(312)	Phillips 66	(2,730,000)	8/21/15	87.5	(16,380)

(130)	Seagate Technology	(715,000)	9/18/15	55.0	(5,590)
(2,013)	Total Call Options Written (premiums received $132,785)	$(8,553,550)			$(77,380)

Nuveen Investments	7

Nuveen NWQ Flexible Income Fund (continued)

Portfolio of Investments	June 30, 2015 (Unaudited)

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$30,659,705	$—	$—	$30,659,705
Preferred Stocks	492,900	—	—	492,900
Convertible Preferred Securities	2,537,460	—	—	2,537,460
$25 Par (or similar) Retail Preferred	40,758,981	601,377	—	41,360,358
Corporate Bonds	—	41,762,358	—	41,762,358
$1,000 Par (or similar) Institutional Preferred	—	6,581,072	—	6,581,072
Short-Term Investments:
Repurchase Agreements	—	4,386,968	—	4,386,968
Investments in Derivatives:
Call Options Written	(77,380)	—	—	(77,380)
Total	$74,371,666	$53,331,775	$—	$127,703,441

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of June 30, 2015, the cost of investments (excluding investments in derivatives) was $127,769,590.

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) as of June 30, 2015, were as follows:

Gross unrealized:
Appreciation	$2,696,587
Depreciation	(2,685,356)
Net unrealized appreciation (depreciation) of investments	$11,231

8	Nuveen Investments

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investment in derivatives.

(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(4)	Perpetual security. Maturity date is not applicable.

(5)	For fair value measurement disclosure purposes, investment classified as Level 2.

(6)	Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter derivatives as well as the exchange-cleared and exchange-traded derivatives, when applicable. Other assets less liabilities also includes the value of options.

(7)	For disclosure purposes, Notional Amount is calculated by multiplying the Number of Contracts by the Strike Price by 100.

(WI/DD)	Investment, or portion of investment, purchased on a when-issued or delayed delivery basis.

N/A	Not applicable

ADR	American Depositary Receipt

REIT	Real Estate Investment Trust

144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

Nuveen Investments	9

Nuveen Preferred Securities Fund

Portfolio of Investments	June 30, 2015 (Unaudited)

Shares	Description (1)	Coupon	Ratings (2)	Value

	LONG-TERM INVESTMENTS – 97.0%

	$25 PAR (OR SIMILAR) RETAIL PREFERRED – 30.2%

	Banks – 7.8%

147,753	Citigroup Inc.	8.125%	BB+	$4,246,421

831,317	Citigroup Inc.	7.125%	BB+	22,753,146

434,010	Citigroup Inc.	6.875%	BB+	11,570,707

112,951	City National Corporation	6.750%	Baa2	3,219,104

508,667	Countrywide Capital Trust III	7.000%	BBB–	13,098,175

256,113	Fifth Third Bancorp.	6.625%	Baa3	7,222,387

106,023	PNC Financial Services	6.125%	Baa2	2,909,271

209,727	Private Bancorp Incorporated	7.125%	N/R	5,564,057

121,670	Regions Financial Corporation	6.375%	BB	3,062,434

737,300	Regions Financial Corporation	6.375%	BB	18,955,983

300,200	Texas Capital Bancshares Inc.	6.500%	Ba2	7,565,040

70,000	U.S. Bancorp.	6.500%	A3	1,975,400

339,559	Wells Fargo & Company	6.625%	BBB	9,371,828

68,100	Zions Bancorporation	6.950%	BB+	1,893,180

454,448	Zions Bancorporation	6.300%	BB–	11,865,637
	Total Banks			125,272,770

	Capital Markets – 3.9%

54,600	Goldman Sachs Group Inc.	6.375%	Ba1	1,417,962

527,600	Goldman Sachs Group, Inc.	5.500%	Ba1	12,936,752

1,244,913	Morgan Stanley	7.125%	Ba1	34,795,318

481,280	Morgan Stanley	6.875%	Ba1	12,840,550
	Total Capital Markets			61,990,582

	Consumer Finance – 0.5%

90,900	Capital One Financial Corporation	6.700%	Baa3	2,363,400

210,053	Discover Financial Services	6.500%	BB–	5,350,050

30,200	GMAC Capital Trust I	8.125%	B+	784,596
	Total Consumer Finance			8,498,046

	Diversified Financial Services – 0.3%

152,500	KKR Financial Holdings LLC	7.375%	BBB	3,983,300

	Diversified Telecommunication Services – 0.2%

102,380	Verizon Communications Inc.	5.900%	A–	2,684,404

	Electric Utilities – 0.2%

143,000	Entergy Arkansas Inc., (3)	6.450%	BB+	3,579,476

10	Nuveen Investments

Shares	Description (1)	Coupon		Ratings (2)	Value

	Food Products – 1.9%

490,000	CHS Inc.	7.875%		N/R	$13,675,900

385,400	CHS Inc.	7.100%		N/R	10,093,626

270,500	CHS Inc.	6.750%		N/R	6,876,110
	Total Food Products				30,645,636

	Insurance – 7.5%

113,570	Aegon N.V	8.000%		Baa1	3,143,618

191,764	Aegon N.V	6.375%		Baa1	4,819,029

332,880	Arch Capital Group Limited	6.750%		BBB	8,495,098

93,825	Aspen Insurance Holdings Limited	7.250%		BBB–	2,451,647

775,322	Aspen Insurance Holdings Limited	5.950%		BBB–	19,538,114

412,627	Axis Capital Holdings Limited	6.875%		BBB	10,583,883

89,916	Delphi Financial Group, Inc., (3)	7.376%		BBB–	2,247,900

346,781	Endurance Specialty Holdings Limited	7.500%		BBB–	9,005,903

187,876	Hartford Financial Services Group Inc.	7.875%		BBB–	5,587,432

666,088	Kemper Corporation	7.375%		Ba1	17,651,332

493,155	Maiden Holdings Limited	8.250%		BB	13,231,349

48,610	Maiden Holdings NA Limited	8.000%		BBB–	1,295,943

373,918	Maiden Holdings NA Limited	7.750%		BBB–	10,054,655

417,500	Reinsurance Group of America Inc.	6.200%		BBB	11,368,525
	Total Insurance				119,474,428

	Oil, Gas & Consumable Fuels – 0.6%

350,895	Nustar Logistics Limited Partnership	7.625%		Ba2	9,298,718

	Real Estate Investment Trust – 0.3%

206,561	Wells Fargo REIT	6.375%		BBB+	5,283,830

	U.S. Agency – 7.0%

305,200	AgriBank FCB, (3)	6.875%		BBB+	32,122,300

265,300	Cobank Agricultural Credit Bank, (3)	6.250%		BBB+	27,201,554

81,726	Cobank Agricultural Credit Bank, (3)	6.250%		BBB+	8,279,865

263,810	Farm Credit Bank of Texas, 144A, (3)	6.750%		Baa1	27,296,104

271,140	Federal Agricultural Mortgage Corporation	6.875%		N/R	6,981,855

400,000	Federal Agricultural Mortgage Corporation	6.000%		N/R	10,300,000
	Total U.S. Agency				112,181,678
	Total $25 Par (or similar) Retail Preferred (cost $456,660,232)				482,892,868

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	CORPORATE BONDS – 1.1%

	Banks – 0.4%

$5,985	ING Groep N.V	6.500%	10/16/65	Ba1	$5,771,784

Nuveen Investments	11

Nuveen Preferred Securities Fund (continued)

Portfolio of Investments	June 30, 2015 (Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Insurance – 0.7%

$8,000	Genworth Holdings Inc.	4.800%	2/15/24	Ba1	$6,980,000

2,000	Nationwide Mutual Insurance Company, 144A	8.250%	12/01/31	A–	2,678,966

733	Nationwide Mutual Insurance Company, 144A	9.375%	8/15/39	A–	1,097,098

1,000	Security Benefit Life Insurance Company, 144A	7.450%	10/01/33	BBB	1,219,477
11,733	Total Insurance				11,975,541
$17,718	Total Corporate Bonds (cost $16,914,594)				17,747,325

Principal Amount (000)/ Shares	Description (1)	Coupon	Maturity	Ratings (2)	Value

	$1,000 PAR (OR SIMILAR) INSTITUTIONAL PREFERRED – 65.7%

	Banks – 29.5%

$3,489	Bank of America Corporation	8.125%	N/A (4)	BB+	$3,702,701

21,140	Bank of America Corporation	6.250%	N/A (4)	BB+	21,047,618

17,800	Bank of America Corporation	6.500%	N/A (4)	BB+	18,423,000

14,503	Bank of America Corporation	8.000%	N/A (4)	BB+	15,300,665

6,149	Barclays Bank PLC, 144A	10.180%	6/12/2021	A–	8,146,804

21,460	Barclays PLC	8.250%	N/A (4)	BB+	22,660,902

3,955	Citigroup Capital III	7.625%	12/1/1936	BBB–	4,825,626

12,705	Citigroup Inc.	5.875%	N/A (4)	BB+	12,732,951

8,340	Citigroup Inc.	5.800%	N/A (4)	BB+	8,360,850

11,675	Citizens Financial Group Inc., 144A	5.500%	N/A (4)	BB+	11,346,641

8,710	Commerzbank AG, 144A	8.125%	9/19/2023	BB+	10,158,821

7,805	Credit Agricole S.A., 144A	7.875%	N/A (4)	BB+	8,023,680

12,140	Credit Agricole S.A., 144A	6.625%	N/A (4)	BB+	11,848,640

41,211	General Electric Capital Corporation	7.125%	N/A (4)	A+	47,547,191

7,760	Goldman Sachs Group Inc.	5.375%	11/10/65	Ba1	7,666,104

9,048	HSBC Capital Funding LP, Debt, 144A	10.176%	N/A (4)	Baa1	13,798,200

7,975	HSBC Holdings PLC	6.375%	N/A (4)	BBB	7,994,938

6,850	HSBC Holdings PLC	6.375%	N/A (4)	BBB	6,884,250

10,180	JPMorgan Chase & Company	5.300%	11/01/65	BBB–	10,104,668

25,645	JPMorgan Chase & Company	6.750%	N/A (4)	BBB–	27,399,887

19,750	JPMorgan Chase & Company	7.900%	N/A (4)	BBB–	20,890,563

35,475	Lloyd’s Banking Group PLC	7.500%	N/A (4)	BB+	36,539,250

3,410	M&T Bank Corporation	6.450%	N/A (4)	Baa2	3,665,750

8,310	Nordea Bank AB, 144A	6.125%	N/A (4)	BBB	8,193,136

9,134	PNC Financial Services Inc.	6.750%	N/A (4)	Baa2	10,115,905

7,132	Royal Bank of Scotland Group PLC	7.648%	N/A (4)	BB	8,879,340

27,500	Societe Generale, 144A	7.875%	N/A (4)	BB+	27,637,500

8,460	Standard Chartered PLC, 144A	6.500%	N/A (4)	BBB	8,532,984

12	Nuveen Investments

Principal Amount (000)/ Shares	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Banks (continued)

$4,785	SunTrust Bank Inc.	5.625%	N/A (4)	Baa3	$4,814,906

34,012	Wells Fargo & Company	7.980%	N/A (4)	BBB	36,860,505

15,540	Wells Fargo & Company	5.875%	N/A (4)	BBB	15,909,852

11,281	Zions Bancorporation	7.200%	N/A (4)	BB–	11,986,063
	Total Banks				471,999,891

	Capital Markets – 5.9%

6,775	Bank of New York Mellon Corporation	4.950%	N/A (4)	Baa1	6,724,188

43,452	Credit Suisse Group AG, 144A	7.500%	N/A (4)	BB+	45,242,222

9,125	Deutsche Bank AG	7.500%	N/A (4)	BB+	9,102,188

6,480	Goldman Sachs Group Inc.	5.700%	N/A (4)	Ba1	6,503,328

9,975	Morgan Stanley	5.550%	N/A (4)	Ba1	9,902,681

4,150	State Street Corporation	5.250%	N/A (4)	Baa1	4,155,188

11,990	UBS Group AG, Reg S	7.125%	N/A (4)	BB+	12,482,789
	Total Capital Markets				94,112,584

	Consumer Finance – 1.9%

500	Ally Financial Inc., 144A	7.000%	N/A (4)	B	505,234

6,535	American Express Company	5.200%	N/A (4)	Baa2	6,486,641

9,000	American Express Company	4.900%	N/A (4)	Baa2	8,719,200

14,955	Capital One Financial Corporation	5.550%	N/A (4)	Baa3	14,824,144
	Total Consumer Finance				30,535,219

	Diversified Financial Services – 6.5%

29,950	Agstar Financial Services Inc., 144A	6.750%	N/A (4)	BB	31,110,563

4,275	Banco BTG Pactual SA/Luxembourg, 144A	8.750%	N/A (4)	Ba3	4,287,825

12,300	BNP Paribas, 144A	7.195%	N/A (4)	BBB	14,514,000

9,000	Depository Trust & Clearing Corporation, 144A	4.875%	N/A (4)	A+	8,955,000

32,858	Rabobank Nederland, 144A	11.000%	N/A (4)	Baa2	41,647,515

2,605	Voya Financial Inc.	5.650%	5/15/53	Baa3	2,660,356
	Total Diversified Financial Services				103,175,259

	Food Products – 0.5%

7,614	Land O Lakes Capital Trust I, 144A	7.450%	3/15/28	BB	8,089,875

	Insurance – 17.9%

6,440	Aquarius & Investments PLC fbo SwissRe, Reg S	8.250%	N/A (4)	N/R	6,955,200

12,835	Aviva PLC, Reg S	8.250%	N/A (4)	BBB	14,001,111

2,253	AXA SA	8.600%	12/15/1930	A3	3,019,369

31,799	Catlin Insurance Company Limited, 144A	7.249%	N/A (4)	BBB+	29,732,065

5,220	Cloverie PLC Zurich Insurance, Reg S	8.250%	N/A (4)	A	5,794,200

Nuveen Investments	13

Nuveen Preferred Securities Fund (continued)

Portfolio of Investments	June 30, 2015 (Unaudited)

Principal Amount (000)/ Shares	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Insurance (continued)

$6,200	CNP Assurances, Reg S	7.500%	N/A (4)	BBB+	$6,741,899

60,850	Financial Security Assurance Holdings, 144A	6.400%	12/15/1966	BBB+	49,592,750

3,893	Friends Life Group PLC, Reg S	7.875%	N/A (4)	BBB+	4,291,242

6,583	Glen Meadows Pass Through Trust, 144A	6.505%	2/12/1967	BBB–	6,122,190

2,458	La Mondiale SAM, Reg S	7.625%	N/A (4)	BBB–	2,660,785

13,076	MetLife Capital Trust X, 144A	9.250%	4/8/1938	BBB	18,371,780

7,270	MetLife Inc.	5.250%	N/A (4)	Baa2	7,206,388

4,870	Principal Financial Group	4.700%	5/15/1955	Baa2	4,845,650

16,095	Provident Financing Trust I	7.405%	3/15/1938	Baa3	18,670,200

3,690	Prudential Financial Inc.	5.375%	5/15/1945	BBB+	3,639,263

4,900	Prudential Financial Inc.	5.875%	9/15/1942	BBB+	5,178,320

23,028	QBE Capital Funding Trust II, 144A	7.250%	5/24/1941	BBB	25,469,290

10,765	QBE Insurance Group Limited, Reg S	6.750%	12/2/1944	BBB–	11,303,250

26,739	Symetra Financial Corporation, 144A	8.300%	10/15/1937	BBB–	27,541,170

33,580	White Mountains Insurance Group, 144A	7.506%	N/A (4)	BB+	35,091,100
	Total Insurance				286,227,222

	Machinery – 0.1%

1,790	Stanley Black & Decker Inc.	5.750%	12/15/53	BBB+	1,928,725

	Real Estate Investment Trust – 2.0%

24,796	Sovereign Real Estate Investment Trust, 144A	12.000%	N/A (4)	Ba1	32,420,770

	U.S. Agency – 1.4%

18,350	Farm Credit Bank of Texas	10.000%	N/A (4)	Baa1	22,759,734
	Total $1,000 Par (or similar) Institutional Preferred (cost $1,018,942,051)				1,051,249,279
	Total Long-Term Investments (cost $1,492,516,877)				1,551,889,472

Principal Amount (000)	Description (1)	Coupon	Maturity		Value

	SHORT-TERM INVESTMENTS – 2.4%

	REPURCHASE AGREEMENTS – 2.4%

$37,897	Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/30/15, repurchase price $37,896,875, collateralized by $39,345,000 U.S. Treasury Notes, 1.750%, due 4/30/22, value $38,656,463	0.000%	7/01/15		$37,896,875
	Total Short-Term Investments (cost $37,896,875)				37,896,875
	Total Investments (cost $1,530,413,752) – 99.4%				1,589,786,347
	Other Assets Less Liabilities – 0.6% (5)				10,089,188
	Net Assets – 100%				$1,599,875,535

14	Nuveen Investments

Investments in Derivatives as of June 30, 2015

Interest Rate Swaps outstanding:

Counterparty	Notional Amount	Fund Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate (Annualized)	Fixed Rate Payment Frequency	Effective Date (6)	Termination Date	Unrealized Appreciation (Depreciation)
Barclays	$80,000,000	Receive	3-Month USD-LIBOR-ICE	2.474%	Semi-Annually	7/13/16	7/13/21	$(707,320)

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities.

The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
$25 Par (or similar) Retail Preferred	$382,165,669	$100,727,199	$—	$482,892,868
Corporate Bonds	—	17,747,325	—	17,747,325
$1,000 Par (or similar) Institutional Preferred	—	1,051,249,279	—	1,051,249,279
Short-Term Investments:
Repurchase Agreements	—	37,896,875	—	37,896,875
Investments in Derivatives:
Interest Rate Swaps*	—	(707,320)	—	(707,320)
Total	$382,165,669	$1,206,913,358	$—	$1,589,079,027
*	Represents net unrealized appreciation (depreciation).

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of June 30, 2015, the cost of investments (excluding investments in derivatives) was $1,532,647,000.

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) as of June 30, 2015, were as follows:

Gross unrealized:
Appreciation	$65,012,265
Depreciation	(7,872,918)
Net unrealized appreciation (depreciation) of investments	$57,139,347

Nuveen Investments	15

Nuveen Preferred Securities Fund (continued)

Portfolio of Investments	June 30, 2015 (Unaudited)

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(3)	For fair value measurement disclosure purposes, investment classified as Level 2.

(4)	Perpetual security. Maturity date is not applicable.

(5)	Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the counter derivatives as well as the exchange-cleared and exchange-traded derivatives, when applicable.

(6)	Effective date represents the date on which both the Fund and Counterparty commence interest payment accruals on each contract.

N/A	Not applicable.

144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

Reg S	Regulation S allows U.S. companies to sell securities to persons or entities located outside of the United States without registering those securities with the Securities and Exchange Commission. Specifically, Regulation S provides a safe harbor from the registration requirements of the Securities Act for the offers and sales of securities by both foreign and domestic issuers that are made outside the United States.

USD-LIBOR-ICE	United States Dollar-London Inter-Bank Offered Rate Intercontinental Exchange.

16	Nuveen Investments

Nuveen Gresham Diversified Commodity Strategy Fund

Consolidated Portfolio of Investments	June 30, 2015 (Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	SHORT-TERM INVESTMENTS – 90.7%

	U.S. Government and Agency Obligations – 82.0%

$7,500	U.S. Treasury Bills	0.000%	7/23/15	Aaa	$7,499,977

17,500	U.S. Treasury Bills	0.000%	8/20/15	Aaa	17,499,878

26,000	U.S. Treasury Bills	0.000%	9/17/15	Aaa	26,000,000

26,000	U.S. Treasury Bills	0.000%	11/12/15	Aaa	25,996,854

19,000	U.S. Treasury Bills	0.000%	12/10/15	Aaa	18,996,371

9,000	U.S. Treasury Bills	0.000%	1/07/16	Aaa	8,996,553

19,700	U.S. Treasury Bills	0.000%	2/04/16	Aaa	19,689,264

20,000	U.S. Treasury Bills	0.000%	3/03/16	Aaa	19,980,520

26,000	U.S. Treasury Bills	0.000%	3/31/16	Aaa	25,965,368

25,000	U.S. Treasury Bills	0.000%	4/28/16	Aaa	24,960,675

50,395	U.S. Treasury Bills	0.000%	5/26/16	Aaa	50,293,353
246,095	Total U.S. Government and Agency Obligations				245,878,813

	Repurchase Agreements – 8.7%

7,543	Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/30/15, repurchase price $7,543,177, collateralized by $7,670,000 U.S. Treasury Notes, 2.125%, due 6/30/22, value $7,698,763	0.000%	7/01/15	N/A	7,543,177

18,629	Repurchase Agreement with State Street Bank, dated 6/30/15, repurchase price $18,629,153, collateralized by $18,815,000 U.S. Treasury Notes, 1.875%, due 6/30/20, value $19,003,150 (3)	0.000%	7/01/15	N/A	18,629,153
$26,172	Total Repurchase Agreements				26,172,330
	Total Short-Term Investments (cost $271,996,380)				272,051,143
	Other Assets Less Liabilities – 9.3% (4)				27,740,739
	Net Assets – 100%				$299,791,882

Investments in Derivatives as of June 30, 2015 (5)

Futures Contracts outstanding:

Commodity Group	Contract	Contract Position (6)	Contract Expiration	Number of Contracts (7)	Notional Amount at Value (7)	Variation Margin Receivable/ (Payable)	Unrealized Appreciation (Depreciation)

Energy	Crude Oil

	ICE Brent Crude Oil Futures Contract	Long	September 2015	290	$18,600,600	$446,600	$(397,526)

	ICE Brent Crude Oil Futures Contract	Long	November 2015	191	12,457,020	273,130	(441,221)

	NYMEX WTI Crude Oil Futures Contract	Long	September 2015	313	18,726,790	359,950	(265,275)

	NYMEX WTI Crude Oil Futures Contract	Long	November 2015	230	13,901,200	259,900	38,369
	Total Crude Oil			1,024	63,685,610	1,339,580	(1,065,653)

Nuveen Investments	17

Nuveen Gresham Diversified Commodity Strategy Fund (continued)

Consolidated Portfolio of Investments	June 30, 2015 (Unaudited)

Investments in Derivatives as of June 30, 2015 (5) (continued)

Futures Contracts outstanding (continued):

Commodity Group	Contract	Contract Position (6)	Contract Expiration	Number of Contracts (7)	Notional Amount at Value (7)	Variation Margin Receivable/ (Payable)	Unrealized Appreciation (Depreciation)

Energy (continued)	Gas Oil

	ICE Gas Oil Futures Contract	Long	August 2015	156	$8,985,600	$140,400	$(149,351)

	Heating Oil

	NYMEX NY Harbor ULSD Futures Contract	Long	September 2015	109	8,717,885	207,841	(212,853)

	Natural Gas

	NYMEX Natural Gas Futures Contract	Long	September 2015	157	4,461,940	36,110	(103,707)

	NYMEX Natural Gas Futures Contract	Long	October 2015	152	4,360,880	33,440	(55,118)

	NYMEX Natural Gas Futures Contract	Long	November 2015	260	7,709,000	46,800	(126,819)
	NYMEX Natural Gas Futures Contract	Long	January 2016	60	1,944,600	4,800	(10,096)
	Total Natural Gas			629	18,476,420	121,150	(295,740)

	Unleaded Gas

	NYMEX Gasoline RBOB Futures Contract	Long	September 2015	78	6,551,017	138,575	68,689
	NYMEX Gasoline RBOB Futures Contract	Long	November 2015	77	5,713,508	92,436	86,757
	Total Unleaded Gas			155	12,264,525	231,011	155,446
	Total Energy			2,073	112,130,040	2,039,982	(1,568,151)

Industrial Metals	Aluminum

	LME Primary Aluminum Futures Contract	Long	July 2015	262	10,863,175	(63,862)	(859,898)

	LME Primary Aluminum Futures Contract	Short	July 2015	(262)	(10,863,175)	63,862	572,294

	LME Primary Aluminum Futures Contract	Long	September 2015	310	13,056,812	(81,375)	(598,219)

	LME Primary Aluminum Futures Contract	Short	September 2015	(86)	(3,622,213)	22,050	176,275

	LME Primary Aluminum Futures Contract	Long	November 2015	120	5,099,250	(34,500)	(246,350)

	LME Primary Aluminum Futures Contract	Short	November 2015	(1)	(42,494)	—	—
	Total Aluminum			343	14,491,355	(93,825)	(955,898)

	Copper

	CEC Copper High Grade Futures Contract	Long	September 2015	187	12,225,125	(86,488)	(650,612)

	CEC Copper High Grade Futures Contract	Long	December 2015	2	131,125	(900)	(13,168)

	LME Copper Futures Contract	Long	July 2015	80	11,514,500	(55,500)	(553,015)

	LME Copper Futures Contract	Short	July 2015	(80)	(11,514,500)	55,500	371,027

	LME Copper Futures Contract	Long	September 2015	86	12,390,988	(55,900)	(443,237)

	LME Copper Futures Contract	Short	September 2015	(1)	(144,081)	—	—
	Total Copper			274	24,603,157	(143,288)	(1,289,005)

	Lead

	LME Lead Futures Contract	Long	July 2015	41	1,792,981	(24,087)	(130,638)

	LME Lead Futures Contract	Short	July 2015	(41)	(1,792,981)	24,087	161,656

	LME Lead Futures Contract	Long	September 2015	50	2,197,813	(29,375)	(179,681)

18	Nuveen Investments

Investments in Derivatives as of June 30, 2015 (5) (continued)

Futures Contracts outstanding (continued):

Commodity Group	Contract	Contract Position (6)	Contract Expiration	Number of Contracts (7)	Notional Amount at Value (7)	Variation Margin Receivable/ (Payable)	Unrealized Appreciation (Depreciation)

Industrial Metals (continued)	Lead (continued)

	LME Lead Futures Contract	Short	September 2015	(4)	$(175,825)	$2,350	$32,775

	LME Lead Futures Contract	Long	November 2015	11	484,825	(6,669)	(60,369)
	Total Lead			57	2,506,813	(33,694)	(176,257)

	Nickel

	LME Nickel Futures Contract	Long	July 2015	46	3,295,302	40,020	(438,558)

	LME Nickel Futures Contract	Short	July 2015	(46)	(3,295,302)	(40,020)	422,136

	LME Nickel Futures Contract	Long	September 2015	74	5,315,346	64,380	(593,679)

	LME Nickel Futures Contract	Short	September 2015	(14)	(1,005,606)	(12,180)	76,476

	LME Nickel Futures Contract	Long	November 2015	15	1,080,180	12,915	(71,196)
	Total Nickel			75	5,389,920	65,115	(604,821)

	Zinc

	LME Zinc Futures Contract	Long	July 2015	61	3,037,419	(31,644)	(252,800)

	LME Zinc Futures Contract	Short	July 2015	(61)	(3,037,419)	31,644	285,756

	LME Zinc Futures Contract	Long	September 2015	87	4,346,738	(42,412)	(413,300)

	LME Zinc Futures Contract	Short	September 2015	(4)	(199,850)	1,463	27,113

	LME Zinc Futures Contract	Long	November 2015	7	350,700	(3,369)	(47,050)
	Total Zinc			90	4,497,588	(44,318)	(400,281)
	Total Industrial Metals			839	51,488,833	(250,010)	(3,426,262)

Agriculturals	Corn

	CBOT Corn Futures Contract	Long	September 2015	493	10,402,300	739,500	1,466,996

	Soybean Meal

	CBOT Soybean Meal Futures Contract	Long	August 2015	51	1,794,690	91,290	234,753

	CBOT Soybean Meal Futures Contract	Long	December 2015	179	6,182,660	342,227	838,734
	Total Soybean Meal			230	7,977,350	433,517	1,073,487

	Soybean Oil

	CBOT Soybean Oil Futures Contract	Long	December 2015	157	3,209,394	62,172	116,046

	Soybeans

	CBOT Soybean Futures Contract	Long	August 2015	49	2,571,275	134,750	279,136

	CBOT Soybean Futures Contract	Long	November 2015	306	15,869,925	875,103	1,647,444
	Total Soybeans			355	18,441,200	1,009,853	1,926,580

	Wheat

	CBOT KC HRW Wheat Futures Contract	Long	September 2015	184	5,614,300	264,500	689,958

	CBOT Wheat Futures Contract	Long	September 2015	128	3,940,800	203,397	640,370

	CBOT Wheat Futures Contract	Long	December 2015	32	995,200	52,000	52,000

Nuveen Investments	19

Nuveen Gresham Diversified Commodity Strategy Fund (continued)

Consolidated Portfolio of Investments	June 30, 2015 (Unaudited)

Investments in Derivatives as of June 30, 2015 (5) (continued)

Futures Contracts outstanding (continued):

Commodity Group	Contract	Contract Position (6)	Contract Expiration	Number of Contracts (7)	Notional Amount at Value (7)	Variation Margin Receivable/ (Payable)	Unrealized Appreciation (Depreciation)

Agriculturals (continued)	Wheat (continued)

	MGEX Red Spring Wheat Futures Contract	Long	September 2015	20	$637,250	$18,500	$62,768
	Total Wheat			364	11,187,550	538,397	1,445,096
	Total Agriculturals			1,599	51,217,794	2,783,439	6,028,205

Precious Metals	Gold

	CEC Gold Futures Contract	Long	August 2015	208	24,373,440	(149,760)	(605,550)

	Palladium

	NYMEX Palladium Futures Contract	Long	September 2015	21	1,412,565	13,020	(207,259)

	Platinum

	NYMEX Platinum Futures Contract	Long	October 2015	43	2,320,925	(6,020)	(68,421)

	Silver

	CEC Silver Futures Contract	Long	September 2015	87	6,777,735	(49,590)	(520,420)
	Total Precious Metals			359	34,884,665	(192,350)	(1,401,650)

Foods & Fibers	Cocoa

	ICE Cocoa Futures Contract	Long	September 2015	69	2,255,610	(42,780)	115,624

	Coffee

	ICE Coffee C Futures Contract	Long	September 2015	81	4,021,650	—	(145,680)

	ICE Coffee Robusta Futures Contract	Long	September 2015	48	856,320	(3,840)	20,210
	Total Coffee			129	4,877,970	(3,840)	(125,470)

	Cotton

	ICE Cotton Futures Contract	Long	December 2015	152	5,161,160	51,680	196,297

	Sugar

	ICE Sugar 11 Futures Contract	Long	October 2015	361	5,041,870	161,728	59,111

	ICE Sugar Futures Contract	Long	August 2015	26	481,390	8,580	12,507

	ICE Sugar Futures Contract	Long	October 2015	10	182,300	2,197	2,072
	Total Sugar			397	5,705,560	172,505	73,690
	Total Foods & Fibers			747	18,000,300	177,565	260,141

Livestock	Feeder Cattle

	CME Feeder Cattle Futures Contract	Long	August 2015	34	3,650,325	(73,950)	(21,972)

	CME Feeder Cattle Futures Contract	Long	September 2015	9	960,300	(20,250)	(41,046)
	Total Feeder Cattle			43	4,610,625	(94,200)	(63,018)

	Lean Hogs

	CME Lean Hogs Futures Contract	Long	August 2015	236	7,021,000	245,440	(476,991)

	CME Lean Hogs Futures Contract	Long	October 2015	38	1,003,200	20,520	(2,144)
	Total Lean Hogs			274	8,024,200	265,960	(479,135)

20	Nuveen Investments

Commodity Group	Contract	Contract Position (6)	Contract Expiration	Number of Contracts (7)	Notional Amount at Value (7)	Variation Margin Receivable/ (Payable)	Unrealized Appreciation (Depreciation)

Livestock (continued)	Live Cattle

	CME Live Cattle Futures Contract	Long	August 2015	207	$12,260,610	(149,040)	$(142,560)

	CME Live Cattle Futures Contract	Long	October 2015	89	5,364,920	(56,960)	(22,267)
	Total Live Cattle			296	17,625,530	(206,000)	(164,827)
	Total Livestock			613	30,260,355	(34,240)	(706,980)
	Total Futures Contracts outstanding			6,230	$297,981,987	$4,524,386	$(814,697)

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Short-Term Investments:
U.S. Government and Agency Obligations	$—	$245,878,813	$—	$245,878,813
Repurchase Agreements	—	26,172,330	—	26,172,330
Investments in Derivatives:
Futures Contracts*	(814,697)	—	—	(814,697)
Total	$(814,697)	$272,051,143	$—	$271,236,446
*	Represents net unrealized appreciation (depreciation).

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of June 30, 2015 the cost of investments (excluding investments in derivatives) was $271,996,380.

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) as of June 30,2015, were as follows:

Gross unrealized:
Appreciation	$54,844
Depreciation	(81)
Net unrealized appreciation (depreciation) of investments	$54,763

Nuveen Investments	21

Nuveen Gresham Diversified Commodity Strategy Fund (continued)

Consolidated Portfolio of Investments	June 30, 2015 (Unaudited)

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report which may combine industry subclassifications into sectors for reporting ease.

(1)	All percentages shown in the Consolidated Portfolio of Investments are based on net assets.

(2)	Ratings: Using the highest of Standard & Poor’s Group, Moody’s Investors Service, Inc. or Fitch, Inc. rating.

(3)	As of the end of the reporting period, repurchase agreement was held at the Subsidiary level.

(4)	Other assets less liabilities includes the unrealized appreciation (depreciation) of futures contracts.

(5)	As of the end of the reporting period, 100% of the Fund’s investments in derivatives are held at the Subsidiary level.

(6)	The Fund expects to invest only in long futures contracts. Some short futures positions arise in futures contracts traded on the London Metal Exchange (“LME”) solely as the result of closing existing long LME futures positions. For every short LME futures contract outstanding, the Fund had previously entered into a long LME futures contract. The London Clearing House is the counterparty for both the long and short position.

(7)	Total Number of Contracts and Notional Amount at Value include the net effect of LME short futures positions.

N/A	Not applicable

CBOT	Chicago Board of Trade

CEC	Commodities Exchange Center

CME	Chicago Mercantile Exchange

HRW	Hard Red Winter

ICE	Intercontinental Exchange

KC	Kansas City

LME	London Metal Exchange

MGEX	Minneapolis Grain Exchange

NY Harbor ULSD	New York Harbor Ultra-Low Sulfur Diesel

NYMEX	New York Mercantile Exchange

RBOB	Reformulated Gasoline Blendstock for Oxygen Blending

WTI	West Texas Intermediate

22	Nuveen Investments

Nuveen Gresham Long/Short Commodity Strategy Fund

Consolidated Portfolio of Investments	June 30, 2015 (Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	SHORT-TERM INVESTMENTS – 96.4%

	U.S. Government and Agency Obligations – 81.7%

$1,000	U.S. Treasury Bills	0.000%	7/23/15	Aaa	$999,997

400	U.S. Treasury Bills	0.000%	9/17/15	Aaa	400,000

300	U.S. Treasury Bills	0.000%	11/12/15	Aaa	299,964

250	U.S. Treasury Bills	0.000%	12/10/15	Aaa	249,952

1,000	U.S. Treasury Bills	0.000%	2/04/16	Aaa	999,455

400	U.S. Treasury Bills	0.000%	3/03/16	Aaa	399,610

1,000	U.S. Treasury Bills	0.000%	3/31/16	Aaa	998,668

700	U.S. Treasury Bills	0.000%	4/28/16	Aaa	698,899

800	U.S. Treasury Bills	0.000%	5/26/16	Aaa	798,387
5,850	Total U.S. Government and Agency Obligations				5,844,932

	Repurchase Agreements – 14.7%

658	Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/30/15, repurchase price $658,583, collateralized by $670,000 U.S. Treasury Notes, 2.125%, due 6/30/22, value $672,513	0.000%	7/01/15	N/A	658,583

395	Repurchase Agreement with State Street Bank, dated 6/30/15, repurchase price $394,717, collateralized by $400,000 U.S. Treasury Notes, 1.875%, due 6/30/15, value $404,000 (3)	0.000%	7/01/15	N/A	394,717
$1,053	Total Repurchase Agreements				1,053,300
	Total Short-Term Investments (cost $6,896,246)				6,898,232
	Other Assets Less Liabilities – 3.6% (4)				259,611
	Net Assets – 100%				$7,157,843

Investments in Derivatives as of June 30, 2015 (5)

Futures Contracts outstanding:

Commodity Group	Contract	Contract Position (6)	Contract Expiration	Number of Contracts (7)	Notional Amount at Value (8)	Variation Margin Receivable/ (Payable)	Unrealized Appreciation (Depreciation)

Energy	Crude Oil

	ICE Brent Crude Oil Futures Contract	Long	August 2015	11	$699,490	$17,380	$10,583

	NYMEX WTI Crude Oil Futures Contract	Long	August 2015	10	594,700	11,400	13,729
	Total Crude Oil			21	1,294,190	28,780	24,312

	Gas Oil

	ICE Gas Oil Futures Contract	Long	August 2015	3	172,800	2,700	(5,250)

	Heating Oil

	NYMEX NY Harbor ULSD Futures Contract	Long	August 2015	2	158,752	3,889	3,983

Nuveen Investments	23

Nuveen Gresham Long/Short Commodity Strategy Fund (continued)

Consolidated Portfolio of Investments	June 30, 2015 (Unaudited)

Investments in Derivatives as of June 30, 2015 (5) (continued)

Futures Contracts outstanding (continued):

Commodity Group	Contract	Contract Position (6)	Contract Expiration	Number of Contracts (7)	Notional Amount at Value (8)	Variation Margin Receivable/ (Payable)	Unrealized Appreciation (Depreciation)

Energy (continued)	Natural Gas

	NYMEX Natural Gas Futures Contract	Short	August 2015	(9)	$(254,880)	$(2,430)	$(8,346)

	NYMEX Natural Gas Futures Contract	Short	September 2015	(10)	(284,200)	(2,300)	(3,400)
	Total Natural Gas			(19)	(539,080)	(4,730)	(11,746)

	Unleaded Gas

	NYMEX Gasoline RBOB Futures Contract	Long	August 2015	3	258,224	5,809	6,938
	Total Energy			10	1,344,886	36,448	18,237

Industrial Metals	Aluminum

	LME Primary Aluminum Futures Contract	Long	July 2015	16	663,400	(3,900)	(66,200)

	LME Primary Aluminum Futures Contract	Short	July 2015	(16)	(663,400)	3,900	60,600

	LME Primary Aluminum Futures Contract	Short	August 2015	(8)	(335,100)	2,050	14,900
	Total Aluminum			(8)	(335,100)	2,050	9,300

	Copper

	LME Copper Futures Contract	Long	July 2015	4	575,725	(2,775)	(64,825)

	LME Copper Futures Contract	Short	July 2015	(4)	(575,725)	2,775	27,075

	LME Copper Futures Contract	Long	August 2015	12	1,728,300	(7,950)	(83,850)

	LME Copper Futures Contract	Short	August 2015	(16)	(2,304,400)	10,600	33,550

	CEC Copper High Grade Futures Contract	Short	September 2015	(1)	(65,375)	463	2,182
	Total Copper			(5)	(641,475)	3,113	(85,868)

	Lead

	LME Lead Futures Contract	Long	July 2015	2	87,463	(1,175)	(18,337)

	LME Lead Futures Contract	Short	July 2015	(2)	(87,463)	1,175	9,187

	LME Lead Futures Contract	Long	August 2015	2	87,688	(1,175)	(9,163)

	LME Lead Futures Contract	Short	August 2015	(3)	(131,531)	1,762	6,594
	Total Lead			(1)	(43,843)	587	(11,719)

	Nickel

	LME Nickel Futures Contract	Long	July 2015	2	143,274	1,740	(13,266)

	LME Nickel Futures Contract	Short	July 2015	(2)	(143,274)	(1,740)	21,654

	LME Nickel Futures Contract	Short	August 2015	(2)	(143,478)	(1,740)	13,242
	Total Nickel			(2)	(143,478)	(1,740)	21,630

	Zinc

	LME Zinc Futures Contract	Long	July 2015	7	348,556	(3,631)	(49,331)

	LME Zinc Futures Contract	Short	July 2015	(7)	(348,556)	3,631	34,181

	LME Zinc Futures Contract	Long	August 2015	2	99,750	(1,025)	(8,788)

	LME Zinc Futures Contract	Short	August 2015	(4)	(199,500)	2,050	14,825
	Total Zinc			(2)	(99,750)	1,025	(9,113)
	Total Industrial Metals			(18)	(1,263,646)	5,035	(75,770)

24	Nuveen Investments

Investments in Derivatives as of June 30, 2015 (5) (continued)

Futures Contracts outstanding (continued):

Commodity Group	Contract	Contract Position (6)	Contract Expiration	Number of Contracts (7)	Notional Amount at Value (8)	Variation Margin Receivable/ (Payable)	Unrealized Appreciation (Depreciation)

Agriculturals	Corn

	CBOT Corn Futures Contract	Long	September 2015	14	$295,400	$18,045	$18,045

	Soybean Meal

	CBOT Soybean Meal Futures Contract	Long	December 2015	6	207,240	11,520	19,711

	Soybean Oil

	CBOT Soybean Oil Futures Contract	Long	December 2015	3	61,326	1,188	1,206

	Soybeans

	CBOT Soybean Futures Contract	Long	November 2015	9	466,762	25,762	31,204

	Wheat

	CBOT KC HRW Wheat Futures Contract	Long	September 2015	2	61,025	2,875	4,647

	CBOT Wheat Futures Contract	Long	September 2015	4	123,150	6,450	17,948

	MGEX Red Spring Wheat Futures Contract	Long	September 2015	1	31,863	925	2,631
	Total Wheat			7	216,038	10,250	25,226
	Total Agriculturals			39	1,246,766	66,765	95,392

Precious Metals	Gold

	CEC Gold Futures Contract	Short	December 2015	(5)	(587,000)	3,650	400

	Platinum

	NYMEX Platinum Futures Contract	Short	October 2015	(1)	(53,975)	140	1,275

	Silver

	CEC Silver Futures Contract	Short	September 2015	(2)	(155,810)	1,140	5,850
	Total Precious Metals			(8)	(796,785)	4,930	7,525

Foods & Fibers	Cocoa

	ICE Cocoa Futures Contract	Long	September 2015	2	65,380	(1,240)	3,020

	Coffee

	ICE Coffee C Futures Contract	Short	September 2015	(3)	(148,950)	—	(5,794)

	ICE Coffee Robusta Futures Contract	Short	September 2015	(1)	(17,840)	80	(1,440)
	Total Coffee			(4)	(166,790)	80	(7,234)

	Cotton

	ICE Cotton Futures Contract	Long	December 2015	3	101,865	1,020	5,767

	Sugar

	ICE Sugar Futures Contract	Long	August 2015	1	18,515	(80)	(80)

	ICE Sugar 11 Futures Contract	Short	October 2015	(11)	(153,631)	(4,928)	1,725
	Total Sugar			(10)	(135,116)	(5,008)	1,645
	Total Foods & Fibers			(9)	(134,661)	(5,148)	3,198

Nuveen Investments	25

Nuveen Gresham Long/Short Commodity Strategy Fund (continued)

Consolidated Portfolio of Investments	June 30, 2015 (Unaudited)

Investments in Derivatives as of June 30, 2015 (5) (continued)

Futures Contracts outstanding (continued):

Commodity Group	Contract	Contract Position (6)	Contract Expiration	Number of Contracts (7)	Notional Amount at Value (8)	Variation Margin Receivable/ (Payable)	Unrealized Appreciation (Depreciation)

Livestock	Feeder Cattle

	CME Feeder Cattle Futures Contract	Long	August 2015	1	$107,362	$(2,175)	$(748)

	Lean Hogs

	CME Lean Hogs Futures Contract	Short	October 2015	(7)	(184,800)	(3,780)	(6,312)

	Live Cattle

	CME Live Cattle Futures Contract	Long	August 2015	7	414,610	(5,040)	(6,872)
	Total Livestock			1	337,172	(10,995)	(13,932)
	Total Futures Contracts outstanding			15	$733,732	97,035	$34,650

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Short-Term Investments:
U.S. Government and Agency Obligations	$—	$5,844,932	$—	$5,844,932
Repurchase Agreements	—	1,053,300	—	1,053,300
Investments in Derivatives:
Futures Contracts*	34,650	—	—	34,650
Total	$34,650	$6,898,232	$—	$6,932,882
*	Represents net unrealized appreciation (depreciation).

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of June 30, 2015, the cost of investments (excluding investments in derivatives) was $6,896,246.

26	Nuveen Investments

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) as of June 30,2015, were as follows:

Gross unrealized:
Appreciation	$1,986
Depreciation	—
Net unrealized appreciation (depreciation) of investments	$1,986

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Consolidated Portfolio of Investments are based on net assets.

(2)	Ratings: Using the highest of Standard & Poor’s Group, Moody’s Investors Service, Inc. or Fitch, Inc. rating.

(3)	As of the end of the reporting period, repurchase agreement was held at the Subsidiary level.

(4)	Other assets less liabilities includes the unrealized appreciation (depreciation) of futures contracts.

(5)	As of the end of the reporting period, 100% of the Fund’s investments in derivatives are held at the Subsidiary level.

(6)	Some short futures positions arise in futures contracts traded on the London Metal Exchange (“LME”) solely as the result of closing existing long LME futures positions. The London Clearing House is the counterparty for both the long and short position.

(7)	The aggregate Numbers of Contracts for long and short futures contracts outstanding is 129 and (114), respectively.

(8)	The aggregate Notional Amount at Value for long and short futures contracts outstanding is $7,572,620 and $(6,838,888), respectively.

N/A	Not applicable.

CBOT	Chicago Board of Trade

CEC	Commodities Exchange Center

CME	Chicago Mercantile Exchange

HRW	Hard Red Winter

ICE	Intercontinental Exchange

KC	Kansas City

LME	London Metal Exchange

MGEX	Minneapolis Grain Exchange

NY Harbor ULSD	New York Harbor Ultra-Low Sulfur Diesel

NYMEX	New York Mercantile Exchange

RBOB	Reformulated Gasoline Blendstock for Oxygen Blending

WTI	West Texas Intermediate

Nuveen Investments	27

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See Ex-99. CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Investment Trust V

By (Signature and Title)	/s/ Kevin J. McCarthy
Kevin J. McCarthy
Vice President and Secretary

Date: August 28, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date: August 28, 2015

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: August 28, 2015